Note 6 - Other Current and Non-current Assets - Components of Prepaid Expenses, Deposits, and Other Current Assets (Details) - CAD ($) $ in Thousands	Sep. 30, 2020	Mar. 31, 2020
Statement Line Items [Line Items]
Prepaid expenses and deposits	$ 14,385	$ 55,972
Customer acquisition costs	66,713	77,939
Green certificates assets	63,772	63,728
Gas delivered in excess of consumption	6,255	2,393
Inventory	3,346	3,238
Current prepayments and other current assets	154,471	203,270
Customer acquisition costs	28,932	43,686
Other long-term assets	8,357	12,764
Other non-current assets	$ 37,289	$ 56,450